Debentures	12 Months Ended
Dec. 31, 2023
Debentures [Abstract]
Debentures

Note 12 - Debentures

A.	Composed as follows:

	December 31, 2023		December 31, 2022
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	141,689	140,087	111,911	110,428
Less current maturities	35,698	35,200	19,078	18,714
Total long-term debentures	105,991	104,887	92,833	91,714

B.	Debentures – Details

Series C Debentures

On July 25, 2019, the Company issued Series C Debentures due June 30, 2025 in a public offering in Israel in the aggregate principal amount of NIS 89,065 thousand (approximately €22,690 thousand based on the Euro/NIS exchange rate at that time). The gross proceeds of the offering were NIS 89,065 thousand and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 87,600 thousand (approximately €22,317 thousand based on the Euro/NIS exchange rate at that time).

On October 26, 2020, the Company completed a public offering in Israel of additional Series C Debenture and a of Series 1 Options (see Note 16A). The Company issued an aggregate principal amount of NIS 154,000 thousand (approximately €38,500 thousand based on the Euro/NIS exchange rate at that time) of Series C Debentures and 385,000 Series 1 Options. The gross proceeds from the offering were NIS 164,200 thousand (approximately €41,100 thousand based on the Euro/NIS exchange rate at that time) and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 162,400 thousand (approximately €40,300 thousand based on the Euro/NIS exchange rate at that time).

On February 23, 2021, the Company issued additional Series C Debentures in a public offering in Israel in an aggregate principal amount of NIS 100,939 thousand (approximately €25,442 thousand based on the Euro/NIS exchange rate at that time). The gross proceeds from the offering were NIS 102,400 thousand and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 101,500 thousand (approximately €25,534 thousand based on the Euro/NIS exchange rate at that time).

In October 2021, the Company issued additional Series C Debentures in an aggregate principal amount of NIS 120,000 thousand (approximately €32,100 thousand based on the Euro/NIS exchange rate at that time) to Israeli classified investors in a private placement for an aggregate gross consideration of approximately NIS 121,600 thousand (approximately €32,529 thousand based on the Euro/NIS exchange rate at that time), reflecting a price of NIS 1.0135 per NIS 1 principal amount.

In order to manage the currency risk resulting from the Series C Debentures, which are denominated in NIS, the Company executed currency swap transactions in March 2021. The Company exchanged Series C Debentures NIS denominated notional principal in the aggregate amount of NIS 100,000 thousand with a euro notional principal. Such currency swap transactions qualify for hedge accounting. On August 17, 2022, the currency swap was realized at an exercise price of €3,800 thousand.

The principal amount of Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures originally bore a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive).

On June 6, 2022, the holders of Series C Debentures approved an amendment to the Series C Deed of Trust, which provides for certain revisions to the financial covenants and for the increase of the annual interest rate payable on the principal of the Series C Debentures by 0.25% from 3.3% to 3.55%, commencing on June 6, 2022.

The Series C Deed of Trust includes customary provisions, including (i) a negative pledge such that the Company may not place a floating charge on all of the Company’s assets, subject to certain exceptions and (ii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% for the period in which the Company do not meet each standard and up to an annual increase of 0.5%. The Series C Deed of Trust does not restrict the Company’s ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables us to expand the Series C Debentures provided that: (i) the Company is not in default of any of the immediate repayment provisions included in the Series C Deed of Trust or in breach of any of the Company’s material obligations to the holders of the Series C Debentures pursuant to the terms of the Series C Deed of Trust, (ii) the expansion will not harm the Company’s compliance with the financial covenants included in the distribution undertaking Series C Deed of Trust and (iii) to the extent the Series C Debentures are rated at the time of the expansion, the expansion will not harm the rating of the existing Series C Debentures.

The Series C Deed of Trust includes a number of customary causes for immediate repayment, including a default with certain financial covenants for two consecutive financial quarters, and includes a mechanism for the update of the annual interest rate of the Series C Debentures in the event the Company does not meet certain financial covenants. The financial covenants are as follows:

1.	the Company’s Adjusted Balance Sheet Equity (as such term is defined in the Series C Deet of Trust, which, among other exclusions, excludes changes in the fair value of hedging transactions of electricity prices, such as the Talasol PPA), on a consolidated basis, shall not be less than €50 million for purposes of the immediate repayment provision and shall not be less than €60 million for purposes of the update of the annual interest provision;

2.	The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations, net of cash and cash equivalents and short-term investments and net of financing of projects, including hedging transactions in connection with such financing, of the Company’s subsidiaries (together, the “Series C Net Financial Debt”), to (b) the Company’s Series C Adjusted Balance Sheet Equity, on a consolidated basis, plus the Net Financial Debt (the “Series C CAP, Net” and the “Series C Ratio of Net Financial Debt to Series C CAP, Net,” respectively), shall not exceed the rate of 67.5% for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision; and

3.	The ratio of (a) the Series C Net Financial Debt, to (b) the Company’s earnings before financial expenses, net, taxes, depreciation and amortization, where the revenues from the Company’s operations, such as the Talmei Yosef Plant, are calculated based on the fixed asset model and not based on the financial asset model (IFRIC 12), and before share-based payments, based on the aggregate four preceding quarters (the “Series C Adjusted EBITDA” and the “Series C Ratio of Net Financial Debt to Series C Adjusted EBITDA,” respectively), shall not be higher than 12 for purposes of the immediate repayment provision and shall not be higher than 10 for purposes of the update of the annual interest provision.

The Series C Deed of Trust further provides that the Company may make distributions (as such term is defined in the Companies Law, e.g. dividends), to the Company’s shareholders, provided that: (a) the Company will not distribute more than 75% of the distributable profit, (b) the Company will not distribute dividends based on profit due to revaluation (for the removal of doubt, negative goodwill will not be considered a revaluation profit), (c) the Company is in compliance with all of its material undertakings to the holders of the Series C Debentures and (d) on the date of distribution and after the distribution no cause for immediate repayment exists. The Company is also required to maintain the following financial ratios (which are calculated based on the same definitions applicable to the financial covenants set forth above) after the distribution: (i) Series C Adjusted Balance Sheet Equity not lower than €70 million, (ii) Series C Ratio of Net Financial Debt to Series C CAP, Net not to exceed 60%, and (iii) Series C Ratio of Net Financial Debt to Series C Adjusted EBITDA, shall not be higher than 8, and not to make distributions if the Company do not meet all of its material obligations to the holders of the Series C Debentures and if on the date of distribution and after the distribution a cause for immediate repayment exists.

As of December 31, 2023, the financial covenants were met.

Series D Convertible Debentures

On February 23, 2021, the Company issued new Series D Convertible Debentures in a public offering in Israel in the aggregate principal amount of NIS 62,000 thousand (approximately €15,627 thousand based on the Euro/NIS exchange rate at that time). The principal amount of the Series D Convertible Debentures is repayable in one installment on December 31, 2026. The Series D Convertible Debentures bear a fixed interest at the rate of 1.2% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing June 30, 2021, through December 31, 2026 (inclusive). The Series D Convertible Debentures are convertible into the Company’s ordinary shares, NIS 10.00 par value per share, at a conversion price of NIS 165 (approximately €41.6 based on the Euro/NIS exchange rate at that time), subject to adjustments upon customary terms. The Series D Convertible Debentures are not rated. The gross proceeds from the offering were approximately NIS 62,600 thousand and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 61,800 thousand (approximately €15,577 thousand based on the Euro/NIS exchange rate at that time). Of the total proceeds, an amount NIS 7,504 thousand (approximately €1,890 thousand based on the Euro/NIS exchange rate at that time) was recognized in Other long-term liabilities in connection with the convertible component. As of December 31, 2023, the amount of the liability was €82 thousand.

The Series D Deed of Trust includes customary provisions, including (i) a negative pledge such that the Company may not place a floating charge on all of the Company assets, subject to certain exceptions and (ii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% in the annual interest rate for the period in which the Company do not meet each standard and up to an increase of 0.75% in the annual interest rate.

The Series D Deed of Trust does not restrict the Company ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables us to expand the Series D Convertible Debentures up to an aggregate par value of NIS 200 million provided that: (i) The Company is not in default of any of the immediate repayment provisions included in the Series D Deed of Trust or in breach of any of its material obligations to the holders of the Series D Convertible Debentures pursuant to the terms of the Series D Deed of Trust, (ii) the expansion will not harm the Company compliance with the financial covenants included in the distribution undertaking Series D Deed of Trust and (iii) to the extent the Series D Convertible Debentures are rated at the time of the expansion, the expansion will not harm the rating of the existing Series D Convertible Debentures.

The Series D Deed of Trust includes a number of customary causes for immediate repayment, including a default with certain financial covenants for the applicable period, and includes a mechanism for the update of the annual interest rate of the Series D Convertible Debentures in the event the Company do not meet certain financial covenants. The financial covenants are as follows:

1.	The Company Adjusted Balance Sheet Equity (as such term is defined in the Series D Deed of Trust, which, among other exclusions, excludes changes in the fair value of hedging transactions of electricity prices, such as the Talasol PPA), on a consolidated basis, shall not be less than €70 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €75 million for purposes of the update of the annual interest provision;

2.	The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations provided by entities who are in the business of lending money (excluding financing of projects and other exclusions as set forth in the Series D Deed of Trust), net of cash and cash equivalents, short-term investments, deposits, financial funds and negotiable securities, to the extent that these are not restricted (with the exception of a restriction for the purpose of securing any financial debt according to this definition) (together, the “Series D Net Financial Debt”), to (b) The Series D Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series D Net Financial Debt (the “Series D CAP, Net” and the “Series D Ratio of Net Financial Debt to Series D CAP, Net,” respectively), shall not exceed the rate of 68% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the updated of the annual interest provision; and

3.	The ratio of (a) the Series D Net Financial Debt, to (b) the Company earnings before financial expenses, net, taxes, depreciation and amortization, where the revenues from its operations, such as the Talmei Yosef Plant, are calculated based on the fixed asset model and not based on the financial asset model (IFRIC 12), and before share-based payments, when the data of assets or projects whose Commercial Operation Date occurred in the four quarters that preceded the test date will be calculated based on Annual Gross Up (as such terms are defined in the Series D Deed of Trust), based on the aggregate four preceding quarters (the “Series D Adjusted EBITDA” and the “Series D Ratio of Net Financial Debt to Series D Adjusted EBITDA,” respectively), shall not be higher than 14 for purposes of the immediate repayment provision and shall not be higher than 12 for purposes of the update of the annual interest provision.

The Series D Deed of Trust includes similar conditions to the Company ability to make distributions (as such term is defined in the Companies Law, e.g. dividends), to the Company shareholders as are included in the Series C Deed of Trust and set forth above. The Company is also required to maintain the following financial ratios (which are calculated based on the same definitions applicable to the financial covenants set forth above) after the distribution: (i) Series D Adjusted Balance Sheet Equity not lower than €85 million, (ii) Series D Ratio of Series D Net Financial Debt to Series D CAP, Net not to exceed 60%, and (iii) Series D Ratio of Series D Net Financial Debt to Series D Adjusted EBITDA, shall not be higher than 9, and not to make distributions if the Company do not meet all of the Company material obligations to the holders of the Series D Convertible Debentures and if on the date of distribution and after the distribution a cause for immediate repayment exists.

As of December 31, 2023, the financial covenants were met.

Series E Debentures

On February 1, 2023, the Company issued NIS 220 million (approximately €58.5 million based on the Euro/NIS exchange rate at that time) of the Series E Secured Debentures, due March 31, 2029, through a public offering in Israel. The net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 218 million (approximately €56 million based on the Euro/NIS exchange rate at that time). The Series E Debentures are secured by the following pledges:

i.	a fixed pledge first degree on shares of Ellomay Luzon Energy held by Ellomay Energy LP, representing a 50% ownership of Ellomay Luzon Energy, which holds 18.75% of Dorad;

ii.	a floating first-degree pledge and an assignment by way of a pledge of, and with respect to, Ellomay Energy LP’s rights and agreements in connection with shareholder’s loans and capital notes provided by Ellomay Energy LP to Ellomay Luzon Energy; and

iii.	a fixed first-degree pledge on the Company rights and the rights of Ellomay Energy LP in and to a trust bank account in the name of the trustee of the Series E Secured Debentures.

The principal amount of Series E Secured Debentures is repayable in four equal installments on March 31 from 2026 through 2029 (inclusive). The Series E Secured Debentures bear a fixed interest at the rate of 6.05% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on March 31 and September 30, commencing March 31, 2023 through March 31, 2029 (inclusive).

The Series E Deed of Trust includes customary provisions, including (i) a negative pledge such that the Company may not place a floating charge on all of its assets, subject to certain exceptions and (ii) an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% in the annual interest rate for the period in which the Company do not meet each standard and up to an increase of 0.75% in the annual interest rate. The Series E Deed of Trust does not restrict the Company ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables us to expand the Series E Secured Debentures provided that: (i) The Company is not in default of any of the immediate repayment provisions included in the Series E Deed of Trust or in breach of any of its material obligations to the holders of the Series E Secured Debentures pursuant to the terms of the Series E Deed of Trust, (ii) the expansion will not harm its compliance with the financial covenants for purposes of the immediate repayment provision included in the Series E Deed of Trust, (iii) to the extent the Series E Secured Debentures are rated at the time of the expansion, the expansion will not harm the rating of the existing Series E Secured Debentures and (iv) the par value of the Series E Secured Debentures may not be higher than NIS 220 million following the expansion.

The Series E Deed of Trust includes a number of customary causes for immediate repayment, including a default with certain financial covenants for the applicable period, and as noted above a mechanism for the update of the annual interest rate in the event the Company do not meet certain financial covenants. The financial covenants are as follows:

a.	The Company Series E Adjusted Balance Sheet Equity (as such term is defined in the Series E Deed of Trust, which, among other exclusions, excludes changes in the fair value of hedging transactions of electricity prices, such as the Talasol PPA), on a consolidated basis, shall not be less than €75 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €80 million for purposes of the update of the annual interest provision;

b.	The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations provided by entities who are in the business of lending money (excluding financing of projects and other exclusions as set forth in the Series E Deed of Trust), net of cash and cash equivalents, short-term investments, deposits, financial funds and negotiable securities, to the extent that these are not restricted (with the exception of a restriction for the purpose of securing any financial debt according to this definition), or, together, the Series E Net Financial Debt, to (b) the Company Series E Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series E Net Financial Debt, or the Company Series E CAP, Net (the “Series E Ratio of Net Financial Debt to Series E CAP, Net”), shall not exceed the rate of 65% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision; and

c.	The ratio of (a) the Company Series E Net Financial Debt, to (b) the Company earnings before financial expenses, net, taxes, depreciation and amortization, where the revenues from the Company operations, such as the Talmei Yosef PV Plant, are calculated based on the fixed asset model and not based on the financial asset model (IFRIC 12), and before share-based payments, when the data of assets or projects whose Commercial Operation Date occurred in the four quarters that preceded the test date will be calculated based on Annual Gross Up (as such terms are defined in the Series E Deed of Trust), based on the aggregate four preceding quarters, or the Company Series E Adjusted EBITDA (the “Series E Ratio of Net Financial Debt to Series E Adjusted EBITDA”), shall not be higher than 12 for three consecutive quarters for purposes of the immediate repayment provision and shall not be higher than 11 for purposes of the update of the annual interest provision.

The Series E Deed of Trust further provides that the Company may make distributions (as such term is defined in the Companies Law, e.g. dividends), to its shareholders, provided that: (a) the Company will not distribute more than 60% of the distributable profit, (b) the Company will not distribute dividends based on profit due to revaluation (for the removal of doubt, negative goodwill will not be considered a revaluation profit), (c) the Company are in compliance with all of its material undertakings to the holders of the Series E Secured Debentures, (d) on the date of distribution and after the distribution no cause for immediate repayment exists and (e) the Company will not make a distribution for as long as a “warning sign” (as such term is defined in the Israeli Securities Regulations) exists.

The Company is also required to maintain the following financial ratios (which are calculated based on the same definitions applicable to the financial covenants set forth above) after the distribution: (i) Series E Adjusted Balance Sheet Equity not lower than €90 million, (ii) Series E Ratio of Net Financial Debt to Series E CAP, Net not to exceed 60%, and (iii) Series E Ratio of Net Financial Debt to Series E Adjusted EBITDA, shall not be higher than 9, and not to make distributions if the Company do not meet all of its material obligations to the holders of the Series E Secured Debentures and if on the date of distribution and after the distribution a cause for immediate repayment exists.

As of December 31, 2023, the financial covenants were met.

C.	The aggregate annual maturities are as follows:

	December 31	December 31
	2023	2022
	€ in thousands
Second year	35,212	37,779
Third year	28,692	37,792
Fourth year	13,625	16,143
Fifth year	13,657	-
Sixth year and thereafter	13,701	-

Long-term debentures	104,887	91,714
Current maturities	35,200	18,714
	140,087	110,428